Application of new and revised IFRS as issued by the IASB	12 Months Ended
Dec. 31, 2020
Application of new and revised IFRS as issued by the IASB
Application of new and revised IFRS as issued by the IASB

Note 3.  Application of new and revised IFRS as issued by the IASB

a.Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB

Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020
Amendments to IFRS 9, IAS39 and IFRS7 “Interest Rate Benchmark Reform”	January 1, 2020
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020
Amendment to IFRS 16, “Covid-19-Related Rent Concessions’’	June 1, 2020

The Company believes that the adoption of the above IFRSs does not have a significant impact on its consolidated financial statements.

b.	New and revised standards, amendments and interpretations in issue but not yet effective

In preparing the accompanying consolidated financial statements, the Company has not adopted the following International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), Interpretations developed by the International Financial Reporting Interpretations Committee (“IFRIC”) or the former Standing Interpretations Committee (“SIC”) issued by the International Accounting Standards Board (“IASB”) (collectively, “IFRSs”).

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB

Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”	Effective date to be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2023
Amendments to IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023
Amendments to IAS 16 “Property, Plant and Equipment—Proceeds before Intended Use”	January 1, 2022
Amendments to IAS 37 “Onerous Contracts—Cost of Fulfilling a Contract”	January 1, 2022
Annual Improvements to IFRS Standards 2018–2020	January 1, 2022
Amendments to IFRS 3 “Reference to the Conceptual Framework”	January 1, 2022
Amendments to IFRS 4 “Extension of the Temporary Exemption from Applying IFRS 9”	January 1, 2021
Amendments to IFRS 9, IAS39, IFRS7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform—Phase 2”	January 1, 2021

As of the date of the consolidated financial statements were authorized for issue, the Company continues in assessing other possible impacts that application of the abovementioned amendments will have on the Company’s financial position and financial performance and will disclose these other impacts when the assessment is completed.